Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
CIK	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 17, 2022
Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2022
Prospectus Date	rr_ProspectusDate	Jun. 22, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A